Fair Value Measurements - Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 21, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities				$ 21,354,400
Change in fair value of derivative warrant liabilities	$ 19,500,000	$ 6,110,830	$ 1,854,400	(3,370,040)
Ending balance of Derivative warrant liabilities		17,984,360	21,354,400	17,984,360	$ 21,354,400
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities				7,729,400
Issuance of Warrants					19,500,000
Change in fair value of derivative warrant liabilities				(1,995,040)	1,854,400
Transfer of Public Warrants to level 1					(13,625,000)
Ending balance of Derivative warrant liabilities		$ 5,734,360	7,729,400	5,734,360	7,729,400
Level 3 | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of Warrants					12,500,000
Change in fair value of derivative warrant liabilities					1,125,000
Transfer of Public Warrants to level 1					(13,625,000)
Level 3 | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities				$ 7,729,400
Issuance of Warrants					7,000,000
Change in fair value of derivative warrant liabilities					729,400
Ending balance of Derivative warrant liabilities			$ 7,729,400		$ 7,729,400